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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
February 12, 2010

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:     $90,407,504 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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HAVERFORD FINANCIAL SERVICES

DISCRETIONARY OWNERSHIP FOR 13F
AS OF  12/31/2009

(ITEM 1)                  (ITEM 2)      (ITEM 3)  (ITEM 4)       (ITEM 5)            (ITEM 6)     (ITEM 7)        (ITEM 8)
                                                                             INVESTMENT DISCRETION         VOTING AUTHORITY (SHARES)

NAME                      TITLE                   FAIR           SHARES OR                  SHARED
OF                        OF            CUSIP     MARKET         PRINCIPAL   SOLE    SHARED OTHER          SOLE       SHARED   NONE
ISSUER                    CLASS         NUMBER    VALUE          AMOUNT      (A)     (B)    (C)    MGR     (A)        (B)      (C)
----------------------    ------------- --------- -------------- ----------  -----   -----  -----  ------- ---------- ------ -------
ABBOTT LABS               Common Stocks 002824100   2,609,945.99     48,333   X               X                45,698        2,635
ACCENTURE LTD             Common Stocks G1151C101   1,864,351.74     44,913   X               X                43,163        1,750
AFLAC                     Common Stocks 001055102   2,964,367.06     64,052   X               X                60,750        3,302
AIR PRODUCTS & CHEMICALS
 INC                      Common Stocks 009158106   2,412,594.58     29,761   X               X                28,061        1,700
AT&T INC                  Common Stocks 00206R102   2,687,179.15     95,897   X               X                90,962        4,935
AUTOMATIC DATA PROCESSING Common Stocks 053015103   1,756,198.34     41,017   X               X                39,059        1,958
BANK NEW YORK MELLON      Common Stocks 064058100   1,424,507.38     50,902   X               X                48,377        2,525
BECTON DICKINSON          Common Stocks 075887109   4,167,610.46     52,855   X               X                50,075        2,780
CATERPILLAR INC           Common Stocks 149123101   2,577,706.95     45,205   X               X                42,755        2,450
CHEVRON CORPORATION       Common Stocks 166764100   2,417,606.64     31,392   X               X                29,617        1,775
COCA-COLA CO              Common Stocks 191216100   1,922,582.61     33,739   X               X                32,090        1,649
CONOCOPHILLIPS            Common Stocks 20825C104   3,417,510.43     66,889   X               X                63,389        3,500
DISNEY WALT PROD          Common Stocks 254687106   3,515,223.40    109,013   X               X               103,088        5,925
DU PONT E I DE NEMOURS    Common Stocks 263534109   2,412,153.49     71,635   X               X                67,910        3,725
EATON CORP                Common Stocks 278058102   2,572,501.68     40,419   X               X                38,229        2,190
EXXON MOBIL CORP          Common Stocks 30231G102   3,984,624.51     58,424   X               X                55,661        2,763
HEWLETT PACKARD CO        Common Stocks 428236103   3,675,166.02     71,334   X               X                67,664        3,670
INTEL CORPORATION         Common Stocks 458140100   2,318,729.83    113,639   X               X               108,029        5,610
JOHNSON & JOHNSON         Common Stocks 478160104   3,421,581.64     53,123   X               X                50,510        2,613
LOCKHEED MARTIN CORP      Common Stocks 539830109   1,394,999.79     18,513   X               X                17,663          850
LOWES COS INC             Common Stocks 548661107   1,646,401.71     70,389   X               X                66,760        3,629
MEDTRONIC                 Common Stocks 585055106   2,121,935.99     48,227   X               X                46,001        2,226
MICROSOFT CORP            Common Stocks 594918104   5,016,520.92    164,559   X               X               155,822        8,737
NOKIA CORP                Common Stocks 654902204   1,456,174.85    113,321   X               X               108,071        5,250
NOVARTIS AG - ADR         Common Stocks 66987V109   1,965,332.96     36,122   X               X                34,198        1,924
NYSE EURONEXT             Common Stocks 629491101   3,225,481.82    127,443   X               X               121,343        6,100
PEPSICO INC               Common Stocks 713448108   1,871,182.64     30,776   X               X                29,416        1,360
PROCTER & GAMBLE          Common Stocks 742718109   3,142,760.37     51,833   X               X                49,684        2,149
TARGET CORP               Common Stocks 87612E106   1,862,425.11     38,504   X               X                36,476        2,028
UNION PACIFIC CORP        Common Stocks 907818108   2,530,816.20     39,579   X               X                37,504        2,075
UNITED TECHNOLOGIES       Common Stocks 913017109   4,685,750.13     67,496   X               X                63,686        3,810
WAL-MART STORES           Common Stocks 931142103   2,551,411.56     47,736   X               X                45,151        2,585
WELLS FARGO CO            Common Stocks 949746101   2,671,337.53     98,919   X               X                93,806        5,113
INTERNATIONAL BUSINESS
 MACHINES                 Common Stocks 459200101     392,700.00      3,000   X                                 3,000
GENERAL ELECTRIC          Common Stocks 369604103     332,860.00     22,000   X                                22,000
MCDONALDS CORP            Common Stocks 580135101     312,200.00      5,000   X                                 5,000
MERCK & CO                Common Stocks 58933Y105     302,368.50      8,275   X                                 8,275
U S BANCORP               Common Stocks 902973304     292,630.00     13,000   X                                13,000
PFIZER INC                Common Stocks 717081103     212,823.00     11,700   X                                11,700
J.P. MORGAN CHASE & CO    Common Stocks 46625H100     208,350.00      5,000   X                                 5,000
CAPITAL TRUST - CL A      Common Stocks 14052H506      88,900.00     70,000   X                                70,000

                           TOTALS                  90,407,504.99